STOCK OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			9 Months Ended	108 Months Ended	9 Months Ended	24 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended				9 Months Ended		9 Months Ended		6 Months Ended	12 Months Ended
	Jun. 03, 2013	Mar. 04, 2013	Sep. 25, 2013	Jun. 21, 2013	May 23, 2013	Dec. 14, 2012	May 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 08, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Two directors [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2013 Employee [Member]	Sep. 30, 2014 2005 Stock Option Plan [Member]	Dec. 31, 2013 2005 Stock Option Plan [Member]	Sep. 30, 2014 2012 Stock Incentive Plan [Member]	Dec. 31, 2013 2012 Stock Incentive Plan [Member]	Sep. 30, 2014 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Sep. 30, 2014 Stock Options [Member] Two directors [Member]	Sep. 30, 2014 Stock Options [Member] Employee [Member]	Dec. 31, 2013 Stock Options [Member] 2005 Stock Option Plan [Member]	Dec. 31, 2013 Stock Options [Member] 2012 Stock Incentive Plan [Member]	Sep. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Sep. 30, 2014 Warrant [Member] Series A Preferred Stock [Member]	Sep. 30, 2014 Warrant [Member] Capital Lease Obligation [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																			10,000,000		10,000,000
Available for issuance																		10,000,000		10,000,000	4,409,000
Grants															1,000,000	286,000	350,000	8,615,140	8,615,140	2,500,000	1,836,000			353,000		100,000	564,000					2,000,000
Grants in period, value															$ 178,237	$ 93,241	$ 41,720							$ 20,033		$ 50,972	$ 278,022					$ 908,059	$ 31,788
Options outstanding																		153,000		2,000,000		2,153,000	1,989,000	393,000	40,000			153,000	1,836,000	5,778,000	1,528,000			1,528,000	1,528,000	7,193,269	4,875,611
Exercised																						500,000	40,000							300,000					2,422,000	62,500
Options expected to vest																										100,000	564,000						50,000
Options expired																						0												2,553,269
Shares issued for options exercised																							23,333
Stock compensation recognized																						166,402	163,137	6,505
Vested															500,000	10,944	262,500							153,000
Nonvested																	500,000							200,000
Annual vesting rate																								33.33%
Vesting period																36 months	24 months									12 months	36 months
Unrecognized compensation expense																						309,568	157,277
Unrecognized compensation cost, recognition period																						2 years 6 months 29 days	3 years
Warrants issued														500																				200,000	200,000	550,000
Warrants issued, contractual term																																		5 years		5 years
Warrants exercised, shares	25,000	375,000	1,720,000		300,000	62,500																								50,000
Proceeds from exercise of warrants	1,250	18,750	169,800		30,000	3,125						50,000	3,125
Loss on extinguishment of debt				(9,297)			(87,000)				(96,297)	(96,297)
Fair value of warrants																																		55,154	55,154
Debt issued																																				150,000
Exercisable																																2,000,000
Warrants exercised										$ 12,500		$ 50,000	$ 3,125
Warrants exercised using cashless provisions, shares																														250,000
Exercise price of warrants	$ 0.05	$ 0.05			$ 0.10	$ 0.05								$ 1.00																			$ 0.65	$ 0.28	$ 0.28	$ 0.09
Term of warrants														3 years																			5 years